Inventories	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventories

Note 8. Inventories

Inventories consisted of the following:

December 31,	2025	2024
Direct materials	$127	$85
Repair and distribution parts	91	94
Work-in-progress	48	62
Equipment	14	17
Total inventories	$280	$258

December 31,	2025	2024
WIP related to EI assets - finance leases receivable	$-	$35

The amount of inventory and overhead costs recognized as expense and included in COGS during the year ended December 31, 2025, was $1,878 million (December 31, 2024 – $1,910 million). COGS is made up of direct materials, direct labour, depreciation on manufacturing assets, post-manufacturing expenses, overhead, depreciation and impairment of EI assets - operating leases. COGS also includes inventory write-downs pertaining to obsolescence and aging, and recoveries of past write-downs upon disposition. The net change in inventory reserves charged to the consolidated statements of earnings and included in COGS for the year ended December 31, 2025, was $1 million (December 31, 2024 – $3 million).

The costs related to the construction of EI assets determined to be finance leases are accounted for as work-in-progress related to EI assets - finance leases receivable. Once a project is completed and enters service it is reclassified to COGS.